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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2004

                 Check here if Amendment [ ]; Amendment Number:

               This Amendment (Check only one.):
                 [  ] is a restatement.
                 [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132




                               /s/ Mark C. Wehrly
                            ------------------------
                            San Francisco, California
                                 August 13, 2004



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       117

                    Form 13 F Information Table Value Total:

                             $ 4,327,089 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.


Farallon Capital Management
FORM 13F
30-Jun-04


Column 1                        Column 2        Column 3   Column 4  Column 5               Column 6 Column 7 Column 8

                                                                                                              Voting Authority
                                                                                                              ----------------------
                                                           Value     Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class  CUSIP      (x$1000)  Prn Amt     Prn  Call  Dscretn  Managers Sole       Shared None
------------------------------  --------------- ---------  --------  ----------  ---  ----  -------  -------- ---------- ------ ----


CapitalSource Inc               COM             14055X102  562,268   22,996,646  SH         Other     1       22,996,646
Allied Waste                    PFD SR C CONV   019589605   64,002      897,900  SH         Other     1          897,900
Aclara Biosciences Inc.         COM             00461P106    2,650      591,541  SH         Other     1          591,541
Advanced Fibre Communication    COM             00754A105   60,917    3,015,690  SH         Other     1        3,015,690
Agere Systems Inc               CL A            00845V100      270      117,600  SH         Other     1          117,600
Agere Systems Inc               CL B            00845V209   43,333   20,154,800  SH         Other     1       20,154,800
Agilent Tech Inc                DBCV 3% 12/0    00846UAB7      528      500,000  PRN        Other     1          500,000
Alaska Comm Systems Group       COM             01167P101    1,120      183,673  SH         Other     1          183,673
AMC Entertainment Inc.          COM             001669100    4,995      325,000  SH         Other     1          325,000
Amdocs Ltd                      ORD             G02602103      269       11,500  SH         Other     1           11,500
American Home Mortgage Inv.     COM             02660R107   10,102      389,600  SH         Other     1          389,600
Amylin Pharmaceuticals Inc      COM             032346108  102,055    4,476,100  SH         Other     1        4,476,100
Anchor Glass Container Corp     COM NEW         03304B300    1,184       87,543  SH         Other     1           87,543
Anthem Inc.                     COM             03674B104   92,919    1,037,500  SH         Other     1        1,037,500
Apogent Technologies Inc.       COM             03760A101   19,498      609,300  SH         Other     1          609,300
Arbor Realty Trust Inc          COM             038923108    6,883      345,000  SH         Other     1          345,000
Arch Capital Group              ORD             G0450A105   31,418      787,824  SH         Other     1          787,824
AT&T Wireless Grp.              COM             00209A106  500,899   34,979,000  SH         Other     1       34,979,000
Atherogenics Inc.               COM             047439104   27,165    1,427,508  SH         Other     1        1,427,508
Autonation In                   COM             05329W102   10,036      586,900  SH         Other     1          586,900
Aventis ADR                     SPONS ADR       053561106    2,891       38,000  SH         Other     1           38,000
Banco Latinoamericano Exp       CL E            P16994132   48,161    3,071,512  SH         Other     1        3,071,512
Bank of America                 COM             060505104  376,075    4,444,285  SH         Other     1        4,444,285
Bay View Capital Corporation    COM             07262L101    2,492    1,209,900  SH         Other     1        1,209,900
Beasley Broadcast Group         CL A            074014101    3,246      214,830  SH         Other     1          214,830
Blyth Inc.                      COM             09643P108   15,048      436,300  SH         Other     1          436,300
Boise Cascade                   COM             097383103   68,104    1,809,364  SH         Other     1        1,809,364
Bruker Biosciences Corp         COM             116794108   15,933    3,271,600  SH         Other     1        3,271,600
Caesars Entertainment Inc.      COM             127687101    8,884      592,300  SH         Other     1          592,300
Capital Lease Funding Inc.      COM             140288101    2,508      241,200  SH         Other     1          241,200
Catalytica Energy Systems       COM             148884109    6,476    2,280,338  SH         Other     1        2,280,338
Cemex SA ADR                    SPONS ADR 5 ORD 151290889   23,426      805,000  SH         Other     1          805,000
Centurytel Inc.                 COM             156700106    1,781       59,300  SH         Other     1           59,300
Charter Communications          NOTE 5.75% 10/1 16117MAB3   30,185   31,525,000  PRN        Other     1       31,525,000
Charter One Financial Inc.      COM             160903100  301,190    6,815,800  SH         Other     1        6,815,800
CIA Vale Do Rio Doce            SPONS ADR       204412209    9,263      194,802  SH         Other     1          194,802
Citigroup Inc                   W EXP 99/99/999 172967127    6,914    7,947,558  SH         Other     1        7,947,558
Citizens Communications         COM             17453B101   44,521    3,679,400  SH         Other     1        3,679,400
City Investing Co Liq. Tr       UNIT BEN INT    177900107   24,382   12,376,846  SH         Other     1       12,376,846
Community First Bankshares      COM             203902101    9,682      300,763  SH         Other     1          300,763
Compania Anonima Nat. Tele. de  SPONS ADR D     204421101    7,852      389,700  SH         Other     1          389,700
Corgentech Inc.                 COM             21872P105   32,480    2,014,883  SH         Other     1        2,014,883
Corrections Corp of America     COM NEW         22025Y407   21,854      553,400  SH         Other     1          553,400
Countrywide Financial Corp      COM             222372104   53,028      754,844  SH         Other     1          754,844
Columbia Laboratories Inc.      COM             197779101    7,584    2,192,000  SH         Other     1        2,192,000
CSG Systems Intl Inc            COM             126349109   21,001    1,014,540  SH         Other     1        1,014,540
D&E Communications              COM             232860106    3,671      273,541  SH         Other     1          273,541
Disney Co.                      COM DISNEY      254687106   80,291    3,149,900  SH         Other     1        3,149,900
DPL Inc.                        COM             233293109  115,295    5,936,900  SH         Other     1        5,936,900
DST Systems Inc.                COM             233326107   32,600      677,900  SH         Other     1          677,900
Eagle Materials Inc.            CL B            26969P207    1,806       26,075  SH         Other     1           26,075
Emmis Communications            CL A            291525103    3,531      168,300  SH         Other     1          168,300
Entravision Comm.               CL A            29382R107      351       45,683  SH         Other     1           45,683
Freeport-McMoran Copper         CL B            35671D857   19,608      591,500  SH         Other     1          591,500
Gartner Group                   CL B            366651206   15,918    1,234,880  SH         Other     1        1,234,880
Golf Trust of America           COM             38168B103      266      112,200  SH         Other     1          112,200
Hayes Lemmerz International     COM             420781304   11,526      763,300  SH         Other     1          763,300
Insurance Auto Auctions         COM             457875102   15,697      923,380  SH         Other     1          923,380
Invision Tenchnologies Inc.     COM             461851107    8,925      178,861  SH         Other     1          178,861
Invitrogen                      NOTE 2.25% 12/1 46185RAD2   13,569   13,000,000  PRN        Other     1       13,000,000
Juniper Networks Inc            COM             48203R104   20,807      846,840  SH         Other     1          846,840
KT Corp                         SPONS ADR       48268K101   12,024      666,500  SH         Other     1          666,500
Laboratory Crp of Amer Hldgs    COM NEW         50540R409   82,636    2,081,500  SH         Other     1        2,081,500
LECG Corp                       COM             523234102    1,721       99,400  SH         Other     1           99,400
Libbey Inc.                     COM             529898108   22,125      797,000  SH         Other     1          797,000
Liberty Media Corp              COM SER A       530718105   43,949    4,888,700  SH         Other     1        4,888,700
Liberty Media Intl Inc          COM SER A       530719103    8,280      223,182  SH         Other     1          223,182
LSI Logic                       NOTE 4% 11/0    502161AG7   12,242   12,500,000  PRN        Other     1       12,500,000
Mandalay Resort Group           COM             562567107  170,159    2,479,000  SH         Other     1        2,479,000
Maxwell Shoe Co                 CL A            577766108   16,733      720,000  SH         Other     1          720,000
Medtronic Inc.                  DBCV 1.25% 9/1  585055AB2   55,203   54,320,000  PRN        Other     1       54,320,000
Methanex Corp                   COM             59151K108   22,427    1,691,301  SH         Other     1        1,691,301
MI Developments Inc             CL A SUB VTG    55304X104   27,788    1,029,200  SH         Other     1        1,029,200
Midas Inc                       COM             595626102   11,717      673,400  SH         Other     1          673,400
Monolithic System Tech.         COM             609842109      753      100,000  SH         Other     1          100,000
Montpelier Re Holdings          SHS             G62185106   31,993      915,400  SH         Other     1          915,400
MTR Gaming Group Inc.           COM             553769100   11,122    1,015,710  SH         Other     1        1,015,710
Nat'l Commerce Financial Corp   COM             63545P104   67,938    2,090,400  SH         Other     1        2,090,400
NewAlliance BancShares          COM             650203102    4,618      330,800  SH         Other     1          330,800
Newcastle Investment Corp       COM             65105M108    9,311      310,900  SH         Other     1          310,900
NPS Pharmaceuticals Inc.        COM             62936P103    7,736      368,400  SH         Other     1          368,400
Oxford Health Plans Inc.        COM             691471106    2,174       39,500  SH         Other     1           39,500
Peoplesoft Inc                  COM             712713106      565       30,525  SH         Other     1           30,525
PG&E Corporation                COM             69331C108  128,328    4,592,997  SH         Other     1        4,592,997
Pharmacyclics Inc.              COM             716933106   11,458    1,130,000  SH         Other     1        1,130,000
Phelps Dodge Corp               COM             717265102   38,073      491,200  SH         Other     1          491,200
Platinum Underwriters Holdings  COM             G7127P100   42,273    1,389,200  SH         Other     1        1,389,200
Potash Corp of Saskatchewan     COM             73755L107   41,279      426,000  SH         Other     1          426,000
Prime Hospitality Corp          COM             741917108    2,996      282,100  SH         Other     1          282,100
QLT Inc.                        COM             746927102    1,038       51,800  SH         Other     1           51,800
Quantum Corp                    COM DSSG        747906204    4,333    1,397,800  SH         Other     1        1,397,800
RAE Systems Inc.                COM             75061P102    2,700      500,000  SH         Other     1          500,000
Regal Entertainment Group       CL A            758766109    2,545      140,600  SH         Other     1          140,600
Register Com Inc                COM             75914G101   13,738    2,301,154  SH         Other     1        2,301,154
Sandisk Corp                    COM             80004C101   11,431      527,000  SH         Other     1          527,000
Sappi Ltd.                      SPONS ADR NEW   803069202   24,729    1,611,000  SH         Other     1        1,611,000
Scitex Corp Ltd                 ORD             809090103      725      116,700  SH         Other     1          116,700
Seagate Technology Holdings     SHS             G7945J104    1,626      112,700  SH         Other     1          112,700
Sealed Air Corp                 COM             81211K100   63,924    1,200,000  SH         Other     1        1,200,000
Shanda Interactive Ent.         SPONS ADR       81941Q203    3,855      250,000  SH         Other     1          250,000
Southtrust Corp                 COM             844730101    9,897      255,000  SH         Other     1          255,000
Telefonos De Mexico             SPONS ADR ORD L 879403780   11,066      332,600  SH         Other     1          332,600
Telik Inc.                      COM             87959M109   26,023    1,090,200  SH         Other     1        1,090,200
Trimeris Inc.                   COM             896263100    3,594      249,032  SH         Other     1          249,032
TV Azteca S.A.                  SPONS ADR       901145102   26,317    3,046,000  SH         Other     1        3,046,000
United Stationers Inc           COM             913004107   81,883    2,061,497  SH         Other     1        2,061,497
Univision Communications        CL A            914906102    2,619       82,025  SH         Other     1           82,025
US Airways Group                CL A            911905503    1,951      830,350  SH         Other     1          830,350
US Oncology Inc.                COM             90338W103    9,805      666,100  SH         Other     1          666,100
Valassis Communications Inc.    COM             918866104    3,504      115,000  SH         Other     1          115,000
Waste Management Inc            COM             94106L109    7,120      232,300  SH         Other     1          232,300
WebMD Corp                      COM             94769M105   25,325    2,717,300  SH         Other     1        2,717,300
WebMD Corp '07                  NOTE 3.25% 4/0  94769MAC9    7,989    7,000,000  PRN        Other     1        7,000,000
West Pharmaceutical Svcs        COM             955306105   15,693      371,000  SH         Other     1          371,000
Western Digital Corp            COM             958102105   12,342    1,425,200  SH         Other     1        1,425,200
Williams Cos. Inc.              COM             969457100   23,018    1,934,300  SH         Other     1        1,934,300
Yankee Candle                   COM             984757104    9,345      319,500  SH         Other     1          319,500
